Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Freedom Blend Retirement Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Freedom® Blend Retirement Fund
Trading Symbol	FHBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend Retirement Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend Retirement Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Freedom® Blend Retirement Fund Premier Class
Trading Symbol	FFBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend Retirement Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class Z
Trading Symbol	FHAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend Retirement Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class M
Trading Symbol	FHALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend Retirement Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Freedom® Blend Retirement Fund Class K6
Trading Symbol	FHRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend Retirement Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Freedom® Blend Retirement Fund Class K
Trading Symbol	FHHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend Retirement Fund- Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class I
Trading Symbol	FHAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class C
Trading Symbol	FHAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Retirement Fund
Class Name	Fidelity Advisor Freedom® Blend Retirement Fund Class A
Trading Symbol	FHAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 191,763,152
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 65.8 Domestic Equity Funds 12.2 International Equity Funds 11.8 Short-Term Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.8 Domestic Equity Funds - 12.2 International Equity Funds - 11.8 Short-Term Funds - 9.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Government Bond Index Fund 11.7 Fidelity Series Investment Grade Bond Fund 11.0 Fidelity Series Corporate Bond Fund 7.1 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Emerging Markets Opportunities Fund 3.3 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 77.2
Fidelity Freedom Blend 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund
Trading Symbol	FFBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2065 Fund	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Premier Class
Trading Symbol	FFCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.21%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class Z
Trading Symbol	FAXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class M
Trading Symbol	FAXEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Class K6
Trading Symbol	FFBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Class K
Trading Symbol	FFBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class I
Trading Symbol	FAXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class C
Trading Symbol	FAXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class A
Trading Symbol	FAZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 470,240,460
Holdings Count | shares	39
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund
Trading Symbol	FHANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2060 Fund	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Premier Class
Trading Symbol	FFCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.21%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class Z
Trading Symbol	FHJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class M
Trading Symbol	FHMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Class K6
Trading Symbol	FHCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Class K
Trading Symbol	FHTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class I
Trading Symbol	FHKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class C
Trading Symbol	FHLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class A
Trading Symbol	FHNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 1,309,529,446
Holdings Count | shares	40
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund
Trading Symbol	FHAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2055 Fund	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Premier Class
Trading Symbol	FFBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.21%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class Z
Trading Symbol	FHPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class M
Trading Symbol	FHTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Class K6
Trading Symbol	FHDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Class K
Trading Symbol	FHVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class I
Trading Symbol	FHQEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class C
Trading Symbol	FHREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Advisor Freedom Blend 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class A
Trading Symbol	FHUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 2,406,802,882
Holdings Count | shares	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.4 International Equity Funds 39.7 Bond Funds 5.5 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.4 International Equity Funds - 39.7 Bond Funds - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.5 82.8
Fidelity Freedom Blend 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund
Trading Symbol	FHAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2050 Fund	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Freedom Blend 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Premier Class
Trading Symbol	FFBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Advisor Freedom Blend 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class Z
Trading Symbol	FHVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Advisor Freedom Blend 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class M
Trading Symbol	FHYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Freedom Blend 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Class K6
Trading Symbol	FHEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Freedom Blend 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Class K
Trading Symbol	FHWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Advisor Freedom Blend 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class I
Trading Symbol	FHWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Advisor Freedom Blend 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class C
Trading Symbol	FHXEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Advisor Freedom Blend 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class A
Trading Symbol	FHJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 3,432,123,396
Holdings Count | shares	39
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 39.7 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 39.7 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 8.2 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 82.8
Fidelity Freedom Blend 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund
Trading Symbol	FHAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2045 Fund	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Freedom Blend 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Premier Class
Trading Symbol	FFBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Advisor Freedom Blend 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class Z
Trading Symbol	FHBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Advisor Freedom Blend 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class M
Trading Symbol	FHEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Freedom Blend 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Class K6
Trading Symbol	FHFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Freedom Blend 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Class K
Trading Symbol	FHXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Advisor Freedom Blend 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class I
Trading Symbol	FHCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Advisor Freedom Blend 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class C
Trading Symbol	FHDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Advisor Freedom Blend 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class A
Trading Symbol	FHGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 3,903,348,117
Holdings Count | shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 54.1 International Equity Funds 39.6 Bond Funds 5.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.1 International Equity Funds - 39.6 Bond Funds - 5.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 15.3 Fidelity Series Blue Chip Growth Fund 12.7 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 8.1 Fidelity Series Large Cap Stock Fund 7.6 Fidelity Series International Value Fund 6.6 Fidelity Series International Growth Fund 6.6 Fidelity Series Overseas Fund 6.6 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 82.8
Fidelity Freedom Blend 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund
Trading Symbol	FHARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2040 Fund	$ 26	0.47%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Freedom Blend 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Premier Class
Trading Symbol	FFBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.21%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Advisor Freedom Blend 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class Z
Trading Symbol	FHHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Advisor Freedom Blend 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class M
Trading Symbol	FHOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.97%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Freedom Blend 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Class K6
Trading Symbol	FHHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.27%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.27%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Freedom Blend 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Class K
Trading Symbol	FHYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Advisor Freedom Blend 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class I
Trading Symbol	FHJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.47%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Advisor Freedom Blend 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class C
Trading Symbol	FHZEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.47%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.47%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Advisor Freedom Blend 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class A
Trading Symbol	FHDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 4,283,044,623
Holdings Count | shares	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 36.5 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 36.5 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.9 Fidelity Series Blue Chip Growth Fund 11.4 Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Large Cap Growth Index Fund 7.3 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series International Value Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Overseas Fund 6.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Value Discovery Fund 4.9 76.8
Fidelity Freedom Blend 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund
Trading Symbol	FHASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2035 Fund	$ 25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Freedom Blend 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Premier Class
Trading Symbol	FFBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Advisor Freedom Blend 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class Z
Trading Symbol	FHSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Advisor Freedom Blend 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class M
Trading Symbol	FHBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.97%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Freedom Blend 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Class K6
Trading Symbol	FHJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.27%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.27%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Freedom Blend 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Class K
Trading Symbol	FHZDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Advisor Freedom Blend 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class I
Trading Symbol	FHGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Advisor Freedom Blend 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class C
Trading Symbol	FHVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.47%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.47%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Advisor Freedom Blend 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class A
Trading Symbol	FHJGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 4,480,604,047
Holdings Count | shares	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 39.9 International Equity Funds 30.5 Bond Funds 29.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 International Equity Funds - 30.5 Bond Funds - 29.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 6.0 Fidelity Series Large Cap Stock Fund 5.6 Fidelity Series Government Bond Index Fund 5.4 Fidelity Series Investment Grade Bond Fund 5.1 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series Overseas Fund 4.9 65.4
Fidelity Freedom Blend 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund
Trading Symbol	FHATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2030 Fund	$ 25	0.46%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Freedom Blend 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Premier Class
Trading Symbol	FFBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Advisor Freedom Blend 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class Z
Trading Symbol	FJLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Advisor Freedom Blend 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class M
Trading Symbol	FTYJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Freedom Blend 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Class K6
Trading Symbol	FHKDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Freedom Blend 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Class K
Trading Symbol	FHAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Advisor Freedom Blend 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class I
Trading Symbol	FJEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.46%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Advisor Freedom Blend 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class C
Trading Symbol	FJTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.46%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.46%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Advisor Freedom Blend 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class A
Trading Symbol	FJAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 4,048,140,484
Holdings Count | shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 34.8 International Equity Funds 27.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 34.8 International Equity Funds - 27.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.9 Fidelity Series Blue Chip Growth Fund 8.1 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Government Bond Index Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.1 Fidelity Series Large Cap Growth Index Fund 5.2 Fidelity Series Large Cap Stock Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series International Value Fund 4.4 63.6
Fidelity Freedom Blend 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund
Trading Symbol	FHAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2025 Fund	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Freedom Blend 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Premier Class
Trading Symbol	FFBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Advisor Freedom Blend 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class Z
Trading Symbol	FJABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Advisor Freedom Blend 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class M
Trading Symbol	FJAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Freedom Blend 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Class K6
Trading Symbol	FHLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Freedom Blend 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Class K
Trading Symbol	FHBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Advisor Freedom Blend 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class I
Trading Symbol	FJADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Advisor Freedom Blend 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class C
Trading Symbol	FJAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.44%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.44%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Advisor Freedom Blend 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class A
Trading Symbol	FJAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 2,558,964,846
Holdings Count | shares	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 44.1 Domestic Equity Funds 30.9 International Equity Funds 24.5 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.1 Domestic Equity Funds - 30.9 International Equity Funds - 24.5 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.7 Fidelity Series Large Cap Value Index Fund 8.7 Fidelity Series Government Bond Index Fund 7.8 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Blue Chip Growth Fund 7.2 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Corporate Bond Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.6 Fidelity Series Investment Grade Securitized Fund 4.5 65.8
Fidelity Freedom Blend 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund
Trading Symbol	FHAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2020 Fund	$ 23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Freedom Blend 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Premier Class
Trading Symbol	FFBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class Z
Trading Symbol	FJAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Advisor Freedom Blend 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class M
Trading Symbol	FJANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Freedom Blend 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Class K6
Trading Symbol	FHNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Freedom Blend 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Class K
Trading Symbol	FHCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Advisor Freedom Blend 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class I
Trading Symbol	FJAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Advisor Freedom Blend 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class C
Trading Symbol	FJALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.43%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Advisor Freedom Blend 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class A
Trading Symbol	FJAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 1,177,879,628
Holdings Count | shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 25.9 International Equity Funds 21.1 Short-Term Funds 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 25.9 International Equity Funds - 21.1 Short-Term Funds - 2.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.0 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series Large Cap Value Index Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Blue Chip Growth Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series Corporate Bond Fund 5.4 Fidelity Series Investment Grade Securitized Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 63.9
Fidelity Freedom Blend 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund
Trading Symbol	FHAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2015 Fund	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Freedom Blend 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Premier Class
Trading Symbol	FFBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Advisor Freedom Blend 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class Z
Trading Symbol	FJAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Advisor Freedom Blend 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class M
Trading Symbol	FJATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Freedom Blend 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Class K6
Trading Symbol	FHODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Freedom Blend 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Class K
Trading Symbol	FHEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Advisor Freedom Blend 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class I
Trading Symbol	FJAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Advisor Freedom Blend 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class C
Trading Symbol	FJASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.42%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Advisor Freedom Blend 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class A
Trading Symbol	FJAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 356,489,573
Holdings Count | shares	44
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 56.1 Domestic Equity Funds 20.5 International Equity Funds 17.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 56.1 Domestic Equity Funds - 20.5 International Equity Funds - 17.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Government Bond Index Fund 10.1 Fidelity Series Investment Grade Bond Fund 9.4 Fidelity Series Corporate Bond Fund 6.1 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Large Cap Value Index Fund 5.8 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 66.6
Fidelity Freedom Blend 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund
Trading Symbol	FHAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2010 Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Freedom Blend 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Premier Class
Trading Symbol	FFBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Advisor Freedom Blend 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class Z
Trading Symbol	FJAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Advisor Freedom Blend 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class M
Trading Symbol	FJAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Freedom Blend 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Class K6
Trading Symbol	FHPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Freedom Blend 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Class K
Trading Symbol	FHFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Advisor Freedom Blend 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class I
Trading Symbol	FJAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Advisor Freedom Blend 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class C
Trading Symbol	FJAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Advisor Freedom Blend 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class A
Trading Symbol	FHABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 159,740,333
Holdings Count | shares	44
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 62.2 Domestic Equity Funds 15.1 International Equity Funds 13.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.2 Domestic Equity Funds - 15.1 International Equity Funds - 13.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Government Bond Index Fund 11.1 Fidelity Series Investment Grade Bond Fund 10.4 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Treasury Bill Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Value Index Fund 4.3 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.5 72.9
Fidelity Freedom Blend 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund
Trading Symbol	FRBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2070 Fund	$ 26	0.47%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Freedom Blend 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class K
Trading Symbol	FRBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Freedom Blend 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class K6
Trading Symbol	FRCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.27%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.27%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Advisor Freedom Blend 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class A
Trading Symbol	FRCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Advisor Freedom Blend 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class M
Trading Symbol	FRCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.97%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Advisor Freedom Blend 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class C
Trading Symbol	FRCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Advisor Freedom Blend 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class I
Trading Symbol	FRCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.47%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Advisor Freedom Blend 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Advisor Freedom® Blend 2070 Fund Class Z
Trading Symbol	FRCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Freedom Blend 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Premier Class
Trading Symbol	FRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.21%
Net Assets	$ 25,285,619
Holdings Count | shares	25
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 51.8 International Equity Funds 40.9 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.8 International Equity Funds - 40.9 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.7 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4